INCOME TAXES (Details 2) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Taxes Details 2Abstract
Deferred income tax assets	$ 4,654	$ 4,888	$ 2,831
Deferred income tax liabilities	(8,557)	(9,436)	(7,519)
Total deferred income tax assets and liabilities	$ (3,903)	$ (4,548)	$ (4,688)